Accounts Receivable - Schedule of Accounts Receivable (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 3,223,291	$ 2,185,859	$ 1,889,112
Less: Allowance for doubtful accounts	(77,761)	(77,760)	(11,761)
Total accounts receivable, net	$ 3,145,530	$ 2,108,099	$ 1,877,351